Note 9 - Debt and Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	December 31
	2013	2012
	(in thousands)

Senior secured term loan (1)	$4,442	$—
Loan payable (4)	$50	$—
Note payable (5)	$376	$375
Various loans (2) (3) (6) (7) (8) (9)	$37	$—
Total notes and loans payable	$4,905	$375

Notes and loans payable, current portion	$1,546	$36
Notes and loans payable, long-term	3,359	339
	4,905	375

Schedule of Maturities of Long-term Debt [Table Text Block]
Year Ending	At December 31, 2013
(in thousands)
2014	1,546
2015	2,020
2016	1,339
Total	$4,905